Consolidated Statement of Operations (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Income Statement [Abstract]
Contractual Interest Expense On Prepetition Liabilities Not Recognized In Statement Of Operations	$ 141.5